REVENUES (Details) $ in Millions, Rp in Billions		12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Other revenues
Total revenues	Rp 130,788	$ 9,095	Rp 130,788	Rp 128,256	Rp 116,333
Revenue From External Customers			130,788	128,256	116,333
Indonesia
Other revenues
Total revenues			127,442	125,970	114,086
Foreign countries
Other revenues
Total revenues			3,346	2,286	2,247
Total Segment
Telephone revenues
telephone revenues				43,912	46,051
Interconnection revenues				5,174	4,147
Data, internet and information technology service revenues
Cellular internet and data				37,954	28,307
Internet, data communication and information technology services				15,083	13,837
Short Messaging Services (“SMS”)				13,192	15,953
Pay TV				1,943	1,111
Others				354	47
Total data, internet and information technology service revenues				68,526	59,255
Network revenues				1,873	947
Other revenues
Sales of peripherals				2,292	1,489
Manage service and terminal				535	788
Call center service				970	514
E-health				470	415
E-payment				506	424
Tower lease rental				796	733
Others				3,202	1,570
Total other revenues				8,771	5,933
Revenue from contracts with customers			128,301
Revenues from other source			2,487
Total revenues			130,788	128,256	116,333
Adjustments and Eliminations
Other revenues
Total revenues			(41,438)	(35,698)	(31,914)
Revenue From External Customers			291	383	224
Mobile
Telephone revenues
telephone revenues				37,144	38,407
Interconnection revenues				1,672	1,340
Data, internet and information technology service revenues
Cellular internet and data				37,951	28,304
Short Messaging Services (“SMS”)				13,091	15,944
Total data, internet and information technology service revenues				51,042	44,248
Network revenues				2	3
Other revenues
Others				213
Total other revenues				213
Revenue from contracts with customers			85,352
Total revenues			85,352	90,073	83,998
Revenue From External Customers			85,338	90,073	83,998
Mobile | Adjustments and Eliminations
Other revenues
Revenue From External Customers			(14)
Consumer
Telephone revenues
telephone revenues				3,757	4,175
Data, internet and information technology service revenues
Internet, data communication and information technology services				6,070	4,683
Pay TV				1,209	1,007
Others				14	11
Total data, internet and information technology service revenues				7,293	5,701
Network revenues				4	11
Other revenues
Others				51	523
Total other revenues				51	523
Revenue from contracts with customers			12,477
Revenues from other source			1,414
Total revenues			13,891	11,105	10,410
Revenue From External Customers			13,891	11,105	10,410
Consumer | Adjustments and Eliminations
Other revenues
Revenue From External Customers			0
Enterprise
Telephone revenues
telephone revenues				2,758	3,232
Data, internet and information technology service revenues
Internet, data communication and information technology services				8,033	8,173
Short Messaging Services (“SMS”)				99	6
Pay TV				734	104
Others				177	17
Total data, internet and information technology service revenues				9,043	8,300
Network revenues				1,177	301
Other revenues
Sales of peripherals				2,292	1,489
Manage service and terminal				535	784
Call center service				831	276
E-health				470	415
E-payment				506	424
Others				1,518	595
Total other revenues				6,152	3,983
Revenue from contracts with customers			20,860
Revenues from other source			164
Total revenues			21,024	19,130	15,816
Revenue From External Customers			21,054	19,130	15,816
Enterprise | Adjustments and Eliminations
Other revenues
Revenue From External Customers			30
WIB
Telephone revenues
telephone revenues				253	237
Interconnection revenues				3,502	2,807
Data, internet and information technology service revenues
Cellular internet and data				3	3
Internet, data communication and information technology services				980	981
Short Messaging Services (“SMS”)				2	3
Others				37
Total data, internet and information technology service revenues				1,022	987
Network revenues				690	632
Other revenues
Manage service and terminal					4
Call center service				139	238
Tower lease rental				796	733
Others				1,037	228
Total other revenues				1,972	1,203
Revenue from contracts with customers			9,184
Revenues from other source			909
Total revenues			10,093	7,439	5,866
Revenue From External Customers			10,084	7,439	5,866
WIB | Adjustments and Eliminations
Other revenues
Revenue From External Customers			(9)
Others
Data, internet and information technology service revenues
Others				126	19
Total data, internet and information technology service revenues				126	19
Other revenues
Others				383	224
Total other revenues				383	224
Revenue from contracts with customers			428
Total revenues			428	509	243
Revenue From External Customers			130	126	19
Others | Adjustments and Eliminations
Other revenues
Revenue From External Customers			(298)	Rp (383)	Rp (224)
Telephone revenues | Total Segment
Other revenues
Revenue from contracts with customers			40,248
Telephone revenues | Mobile
Other revenues
Revenue from contracts with customers			34,338
Telephone revenues | Consumer
Other revenues
Revenue from contracts with customers			3,328
Telephone revenues | Enterprise
Other revenues
Revenue from contracts with customers			2,298
Telephone revenues | WIB
Other revenues
Revenue from contracts with customers			284
Interconnection revenues | Total Segment
Other revenues
Revenue from contracts with customers			5,462
Interconnection revenues | Mobile
Other revenues
Revenue from contracts with customers			933
Interconnection revenues | WIB
Other revenues
Revenue from contracts with customers			4,529
Total data, internet and information technology service revenues | Total Segment
Other revenues
Revenue from contracts with customers			71,647
Total data, internet and information technology service revenues | Mobile
Other revenues
Revenue from contracts with customers			50,079
Total data, internet and information technology service revenues | Consumer
Other revenues
Revenue from contracts with customers			9,143
Total data, internet and information technology service revenues | Enterprise
Other revenues
Revenue from contracts with customers			11,062
Total data, internet and information technology service revenues | WIB
Other revenues
Revenue from contracts with customers			1,225
Total data, internet and information technology service revenues | Others
Other revenues
Revenue from contracts with customers			138
Cellular internet and data | Total Segment
Other revenues
Revenue from contracts with customers			41,036
Cellular internet and data | Mobile
Other revenues
Revenue from contracts with customers			41,033
Cellular internet and data | Enterprise
Other revenues
Revenue from contracts with customers			3
Internet, data communication and information technology services | Total Segment
Other revenues
Revenue from contracts with customers			18,143
Internet, data communication and information technology services | Consumer
Other revenues
Revenue from contracts with customers			6,872
Internet, data communication and information technology services | Enterprise
Other revenues
Revenue from contracts with customers			10,247
Internet, data communication and information technology services | WIB
Other revenues
Revenue from contracts with customers			1,016
Internet, data communication and information technology services | Others
Other revenues
Revenue from contracts with customers			8
Short Messaging Services ("SMS") | Total Segment
Other revenues
Revenue from contracts with customers			9,298
Short Messaging Services ("SMS") | Mobile
Other revenues
Revenue from contracts with customers			9,046
Short Messaging Services ("SMS") | Consumer
Other revenues
Revenue from contracts with customers			0
Short Messaging Services ("SMS") | Enterprise
Other revenues
Revenue from contracts with customers			251
Short Messaging Services ("SMS") | WIB
Other revenues
Revenue from contracts with customers			1
Pay TV | Total Segment
Other revenues
Revenue from contracts with customers			2,326
Pay TV | Consumer
Other revenues
Revenue from contracts with customers			2,251
Pay TV | Enterprise
Other revenues
Revenue from contracts with customers			75
Others | Total Segment
Other revenues
Revenue from contracts with customers			844
Others | Consumer
Other revenues
Revenue from contracts with customers			20
Others | Enterprise
Other revenues
Revenue from contracts with customers			486
Others | WIB
Other revenues
Revenue from contracts with customers			208
Others | Others
Other revenues
Revenue from contracts with customers			130
Network revenues | Total Segment
Other revenues
Revenue from contracts with customers			1,735
Network revenues | Mobile
Other revenues
Revenue from contracts with customers			2
Network revenues | Consumer
Other revenues
Revenue from contracts with customers			1
Network revenues | Enterprise
Other revenues
Revenue from contracts with customers			712
Network revenues | WIB
Other revenues
Revenue from contracts with customers			1,020
Total other revenues | Total Segment
Other revenues
Revenue from contracts with customers			9,209
Total other revenues | Consumer
Other revenues
Revenue from contracts with customers			5
Total other revenues | Enterprise
Other revenues
Revenue from contracts with customers			6,788
Total other revenues | WIB
Other revenues
Revenue from contracts with customers			2,126
Total other revenues | Others
Other revenues
Revenue from contracts with customers			290
Sale of peripherals | Total Segment
Other revenues
Revenue from contracts with customers			1,852
Sale of peripherals | Enterprise
Other revenues
Revenue from contracts with customers			1,852
CPE and terminal | Total Segment
Other revenues
Revenue from contracts with customers			1,449
CPE and terminal | Enterprise
Other revenues
Revenue from contracts with customers			1,449
CPE and terminal | WIB
Other revenues
Revenue from contracts with customers			0
Call center service | Total Segment
Other revenues
Revenue from contracts with customers			1,052
Call center service | Enterprise
Other revenues
Revenue from contracts with customers			877
Call center service | WIB
Other revenues
Revenue from contracts with customers			167
Call center service | Others
Other revenues
Revenue from contracts with customers			8
E-health | Total Segment
Other revenues
Revenue from contracts with customers			563
E-health | Enterprise
Other revenues
Revenue from contracts with customers			563
E-payment | Total Segment
Other revenues
Revenue from contracts with customers			449
E-payment | Enterprise
Other revenues
Revenue from contracts with customers			449
Others | Total Segment
Other revenues
Revenue from contracts with customers			3,844
Others | Consumer
Other revenues
Revenue from contracts with customers			5
Others | Enterprise
Other revenues
Revenue from contracts with customers			1,598
Others | WIB
Other revenues
Revenue from contracts with customers			1,959
Others | Others
Other revenues
Revenue from contracts with customers			Rp 282